Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash, cash equivalents and restricted cash	$ 180,386	$ 153,194
Accounts receivable, net of allowance for credit losses	23,503	18,245
Accrued income	9,540	9,367
Prepaid expenses and other current assets	23,965	21,152
Bunkers and lubricant oils	10,695	8,548
Insurance receivable	2,602	1,452
Amounts due from related parties	27,111	16,363
Total current assets	277,802	228,321
Non-current assets
Vessels, net	1,810,517	1,692,494
Property, plant and equipment, net	82	198
Intangible assets, net of accumulated amortization of $584 (December 31, 2022 $509)	251	239
Equity method investments	151,896	148,534
Derivative assets	20,899	21,955
Right-of-use asset for operating leases	3,368	3,625
Prepaid expenses and other non-current assets	0	1,372
Total non-current assets	1,987,013	1,868,417
Total assets	2,264,815	2,096,738
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	119,694	99,009
Current portion of operating lease liabilities	238	219
Accounts payable	10,207	7,773
Accrued expenses and other liabilities	21,166	24,708
Accrued interest	4,007	4,211
Deferred income	24,837	23,108
Amounts due to related parties	1,419	595
Total current liabilities	181,568	159,623
Non-current liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	726,065	608,338
Senior unsecured bond, net of deferred financing costs	99,140	98,943
Operating lease liabilities, net of current portion	4,184	4,032
Deferred tax liabilities	6,098	4,250
Amounts due to related parties	44,701	48,140
Total non-current liabilities	880,188	763,703
Total Liabilities	1,061,756	923,326
Commitments and contingencies
Stockholders’ equity
Common stock—$0.01 par value per share;400,000,000 shares authorized; 73,502,021 shares issued and outstanding, (December 31, 2022: 76,804,474)	736	769
Additional paid-in capital	798,797	798,188
Accumulated other comprehensive loss	(411)	(463)
Retained earnings	364,796	364,000
Total Navigator Holdings Ltd. stockholders’ equity	1,163,918	1,162,494
Non-controlling interest	39,141	10,918
Total equity	1,203,059	1,173,412
Total liabilities and stockholders’ equity	$ 2,264,815	$ 2,096,738